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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-01835


                        Pioneer Value Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  September 30

Date of reporting period:  June 30, 2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

           Pioneer Value Fund
           Schedule of Investments  6/30/2008 (unaudited)

Shares                                                          Value

           Common Stock - 98.4 %
           Energy - 20.3 %
           Integrated Oil & Gas - 11.8 %
1,266,125  Chevron Corp.                                     $125,510,971
1,211,908  ConocoPhillips                                     114,391,996
626,300    Exxon Mobil Corp.                                  55,195,819
                                                             $295,098,786
           Oil & Gas Equipment And Services - 1.3 %
650,000    Weatherford Intl, Inc. *                          $32,233,500
           Oil & Gas Explration & Production - 6.5 %
690,000    Apache Corp.                                      $95,910,000
554,500    Devon Energy Corp.                                 66,628,720
                                                             $162,538,720
           Oil & Gas Refining & Marketing - 0.7 %
445,200    Valero Energy Corp.                               $18,333,336
           Total Energy                                      $508,204,342
           Materials - 5.2 %
           Diversified Chemical - 1.3 %
975,000    Dow Chemical Co.                                  $34,037,250
           Diversified Metals & Mining - 1.8 %
231,241    Freeport-McMoRan Copper & Gold, Inc. (Class B)    $27,099,133
370,000    Teck Cominco (Class B)                             17,741,500
                                                             $44,840,633
           Gold - 2.1 %
304,400    Agnico Eagle Mines Ltd.                           $22,638,228
570,866    Newmont Mining Corp.                               29,776,371
                                                             $52,414,599
           Total Materials                                   $131,292,482
           Capital Goods - 8.2 %
           Aerospace & Defense - 2.4 %
550,000    Northrop Grumman Corp. *                          $36,795,000
383,100    United Technologies Corp.                          23,637,270
                                                             $60,432,270
           Electrical Component & Equipment - 0.6 %
369,000    Rockwell International Corp.                      $16,136,370
           Industrial Conglomerates - 5.2 %
719,660    3M Co.                                            $50,081,139
3,000,000  General Electric Co.                               80,070,000
                                                             $130,151,139
           Total Capital Goods                               $206,719,779
           Commercial Services & Supplies - 1.2 %
           Environmental & Facilities Services - 1.2 %
791,100    Waste Management, Inc. *                          $29,832,381
           Total Commercial Services & Supplies              $29,832,381
           Transportation - 0.7 %
           Railroads - 0.7 %
264,803    Norfolk Southern Corp.                            $16,595,204
           Total Transportation                              $16,595,204
           Automobiles & Components - 0.6 %
           Auto Parts & Equipment - 0.6 %
500,000    Johnson Controls, Inc.                            $14,340,000
           Total Automobiles & Components                    $14,340,000
           Media - 3.2 %
           Broadcasting & Cable Tv - 0.8 %
1,020,300  CBS Corporation (Class B)                         $19,885,647
           Movies & Entertainment - 2.4 %
1,021,600  The Walt Disney Co.                               $31,873,920
898,300    Viacom, Inc. (Class B) *                           27,434,082
                                                             $59,308,002
           Total Media                                       $79,193,649
           Retailing - 3.0 %
           Apparel Retail - 1.6 %
2,390,643  Gap Inc.                                          $39,852,019
           Department Stores - 0.5 %
349,700    J.C. Penney Co., Inc.                             $12,690,613
           Home Improvement Retail - 0.9 %
981,140    Home Depot, Inc.                                  $22,978,299
           Total Retailing                                   $75,520,931
           Food & Drug Retailing - 2.6 %
           Food Retail - 1.1 %
967,770    Kroger Co.                                        $27,939,520
           Hypermarkets & Supercenters - 1.5 %
650,000    Wal-Mart Stores, Inc.                             $36,530,000
           Total Food & Drug Retailing                       $64,469,520
           Food Beverage & Tobacco - 6.0 %
           Packaged Foods & Meats - 1.1 %
435,138    General Mills, Inc.                               $26,443,336
           Soft Drinks - 0.9 %
451,900    Coca-Cola Co.                                     $23,489,762
           Tobacco - 4.0 %
1,686,036  Altria Group, Inc.                                $34,664,900
1,346,036  Phillip Morris International                       66,480,718
                                                             $101,145,618
           Total Food Beverage & Tobacco                     $151,078,716
           Health Care Equipment & Services - 2.7 %
           Health Care Equipment - 1.3 %
600,700    Medtronic, Inc.                                   $31,086,225
           Managed Health Care - 1.4 %
534,900    Aetna Inc.                                        $21,679,497
301,100    Wellpoint Inc. *                                   14,350,426
                                                             $36,029,923
           Total Health Care Equipment & Services            $67,116,148
           Pharmaceuticals & Biotechnology - 6.6 %
           Pharmaceuticals - 6.6 %
3,600,200  Bristol-Myers Squibb Co.                          $73,912,106
1,620,605  Merck & Co., Inc.                                  61,080,602
1,500,000  Schering-Plough Corp.                              29,535,000
                                                             $164,527,708
           Total Pharmaceuticals & Biotechnology             $164,527,708
           Banks - 3.1 %
           Diversified Banks - 1.2 %
600,000    Wachovia Corp.                                    $9,318,000
850,000    Wells Fargo  & Co.                                 20,187,500
                                                             $29,505,500
           Regional Banks - 1.9 %
332,200    PNC Bank Corp.                                    $18,968,620
700,000    Regions Financial Corp.                            7,637,000
350,000    SunTrust Banks, Inc.                               12,677,000
317,900    Zions Bancorporation                               10,010,671
                                                             $49,293,291
           Total Banks                                       $78,798,791
           Diversified Financials - 9.2 %
           Asset Management & Custody Banks - 2.4 %
250,000    Franklin Resources, Inc.                          $22,912,500
425,000    Legg Mason, Inc.                                   18,517,250
480,500    The Bank of New York Mellon., Corp.                18,177,315
                                                             $59,607,065
           Investment Banking & Brokerage - 1.8 %
1,448,966  Invesco Ltd.                                      $34,746,205
303,600    Morgan Stanley                                     10,950,852
                                                             $45,697,057
           Other Diversified Finance Services - 4.3 %
1,500,000  Bank of America Corp.                             $35,805,000
700,000    Citigroup, Inc.                                    11,732,000
1,775,000  J.P. Morgan Chase & Co.                            60,900,250
                                                             $108,437,250
           Specialized Finance - 0.7 %
41,300     CME Group Inc.                                    $15,825,747
           Total Diversified Financials                      $229,567,119
           Insurance - 6.0 %
           Life & Health Insurance - 4.5 %
270,100    Lincoln National Corp.                            $12,240,932
5,000,000  Unum Group                                         102,250,000
                                                             $114,490,932
           Multi-Line Insurance - 0.5 %
475,586    American International Group, Inc.                $12,584,006
           Property & Casualty Insurance - 1.0 %
496,700    Chubb Corp.                                       $24,343,267
           Total Insurance                                   $151,418,205
           Software & Services - 1.1 %
           Systems Software - 1.1 %
982,700    Microsoft Corp.                                   $27,034,077
           Total Software & Services                         $27,034,077
           Technology Hardware & Equipment - 5.5 %
           Communications Equipment - 1.2 %
1,217,107  Nokia Corp. (A.D.R.)                              $29,819,122
           Computer Hardware - 4.3 %
1,504,369  Dell, Inc. *                                      $32,915,594
578,715    Hewlett-Packard Co.                                25,584,990
281,785    IBM Corp. *                                        33,399,976
1,478,300  Sun Microsystems, Inc. *                           16,083,904
                                                             $107,984,464
           Total Technology Hardware & Equipment             $137,803,586
           Semiconductors - 1.9 %
           Semiconductor Equipment - 1.1 %
1,515,000  Applied Materials, Inc.                           $28,921,350
           Semiconductors - 0.8 %
926,800    Intel Corp.                                       $19,907,664
           Total Semiconductors                              $48,829,014
           Telecommunication Services - 6.1 %
           Integrated Telecom Services - 6.1 %
1,800,000  AT&T Corp.                                        $60,642,000
2,608,880  Verizon Communications, Inc.                       92,354,352
                                                             $152,996,352
           Total Telecommunication Services                  $152,996,352
           Utilities - 5.3 %
           Electric Utilities - 4.0 %
1,499,243  Edison International                              $77,031,105
272,700    Firstenergy Corp.                                  22,451,391
                                                             $99,482,496
           Multi-Utilities - 1.3 %
584,200    Sempra Energy                                     $32,978,090
           Total Utilities                                   $132,460,586
           Total Common Stocks
Principal  (Cost  $2,415,584,717)                            $2,467,798,590
Amount
           Temporary Cash Investments - 1.4 %
           Repurchase Agreements - 1.4 %
6,995,000  Bank of America, 2.2%, dated 6/30/08, repurchase price of $6,995,000 plus accrued interest on 7/1/08 collateralized by the following:

           $18,894,431 Federal National Mortgage Association,$6,995,000

6,995,000  Barclays Plc, 2.27%, dated 6/30/08, repurchase pri of $6,995,000 plus accrued interest on 7/2/08 collateralized by the following:

           $4,252,535 Federal Home Loan Mortgage Corp.,
               4.171-6.27%, 12/1/34-10/1/37
           $4,369,737 Federal National Mortgage Association,
              4.024 - 6.082%, 8/1/36 - 2/1/48                 6,995,000

6,995,000  Deutsche Bank, 2.3%, dated 6/30/08, repurchase pri of $6,995,000 plus accrued interest on 7/1/08 collateralized by the following:

           $1,723,607 Freddie Mac Giant, 4.5 - 7.0%, 10/1/34 - 5/1/38
           $1,306,972 U.S Treasury Strip, 0.0%, 8/15/22
           $5,372,724 Federal Home Loan Mortgage Corp.,
                    4.703-4.704%, 12/1/35-3/1/35
           $2,885,251 Federal National Mortgage Association (ARM),
           4.708-5.887%, 12/1/13 - 3/1/37                     6,995,000

6,995,000  JP Morgan, 2.26%, dated 6/30/08, repurchase price of $6,995,000 plus accrued interest on 7/1/08 collateralized by $7,788,198 Federal National Mortgage Association, 4.5 - 6.5%,
           3/1/23 - 5/1/38                                    6,995,000

6,995,000  Merrill Lynch, 2.5%, dated 6/30/08, repurchase pri
           $6,995,000 plus accrued interest on 7/1/08 collateralized by $8,732,437 Federal Home Loan Mortgage Corp.,
           5.065-6.025%, 9/1/36-4/1/38                        6,995,000
                                                             $34,785,000
           Total Repurchase Agreement
           (Cost  $34,785,000)                             $34,785,000
           TOTAL INVESTMENT IN SECURITIES-99.8%         $2,502,583,590
           (Cost  $2,450,369,717)(a)
           OTHER ASSETS AND LIABILITIES -0.2%              $4,600,737
           TOTAL NET ASSETS-100.0%                      $2,507,184,327


(A.D.R.)   American Depositary Receipt

*          Non-income producing security.

(a) At June 30, 2008, the net unrealized gain on investments based on cost for federal income tax purposes of $2,452,361,269 was as follows:

           Aggregate gross unrealized gain for all investments in
           which there is an excess of value over tax cost   $141,432,987

           Aggregate gross unrealized loss for all investments in
           which there is an excess of tax cost over value    (89,219,114)

           Net unrealized gain                               $52,213,873

           Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.
           Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.
          Level 1 - quoted prices in active markets for identical securities
           Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
           Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

           The following is a summary of the inputs used as of June
               30, 2008, in valuing the Fund's assets:

Valuation Inputs                                              Investments
                                                              in Securities
Level 1 - Quoted Prices                                       2,467,798,590
Level 2 - Other Significant Observable Inputs                 34,785,000
Level 3 - Significant Unobservable Inputs                         0
Total                                                         2,502,583,590


ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Value Fund

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date August 29, 2008


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date August 29, 2008



By (Signature and Title)* /s/ Mark Bradley
Mark Bradley, Treasurer

Date August 29, 2008

* Print the name and title of each signing officer under his or her signature.